Commitments and Contingencies - Summary of Lawsuits Disputes (Detail) - Disputes related with ICTA [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Anticipated Maximum Risk (excluding accrued interest)	₺ 13,367	₺ 13,367
Provision for ongoing disputes	₺ 0	₺ 0